Premises and Equipment	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Premises and Equipment

NOTE 8	Premises and Equipment
Premises and equipment at December 31 consisted of the
following
:

(Dollars in Millions)	2020	2019
Land	$487	$504
Buildings and improvements	3,519	3,513
Furniture, fixtures and equipment	3,439	3,366
Right of use assets on operating leases	1,038	1,141
Right of use assets on finance leases	110	111
Construction in progress	25	21

	8,618	8,656
Less accumulated depreciation and amortization	(5,150)	(4,954)

Total	$3,468	$3,702